Cover	Nov. 13, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2024
Entity File Number	001-41622
Entity Registrant Name	Distoken Acquisition Corporation
Entity Central Index Key	0001818605
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1006, Block C, Jinshangjun Park
Entity Address, Address Line Two	No. 2 Xiaoba Road, Panlong District
Entity Address, City or Town	Kunming
Entity Address, Country	CN
City Area Code	+86 871
Local Phone Number	63624579
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares [Member]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	DIST
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable warrants, each warrant entitling the holder to purchase one ordinary share at a price of $11.50 per share
Trading Symbol	DISTW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth of one ordinary share
Trading Symbol	DISTR
Security Exchange Name	NASDAQ